Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

a)	Related parties

Affiliate of the Company (collectively hereinafter referred to as “Company Affiliates”)

Wangsu Science and Technology Limited Corporation (“Wangsu”)

Zhangjiakou Qinyun Information Technology Co., Ltd. (“Qinyun”)

Affiliates of ultimate controlling shareholder of the Company (collectively hereinafter referred to as “Affiliates”)

Bain Capital Private Equity Advisors (China) Ltd.

Bain Capital Private Equity, LP

Bain Capital Mauritius

BCPE Bridge Cayman L.P.

BCC Mauritius Holdings PCC

Affiliates of certain shareholders of the Company (collectively hereinafter referred to as “Shareholder Affiliates”)

Abiding Joy HK Limited

Stackdata Joy HK Limited

Datalake HK Limited

b)	The Group had the following related party transactions, except for transactions disclosed in other notes:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Purchase of services from Wangsu*	—	104,312	83,382	12,779
Net revenue from colocation services provided to Wangsu**	—	95,071	83,054	12,729
Management consulting services provided by Affiliates***	11,300	16,434	59,741	9,156
Management consulting services provided by Shareholder Affiliates***	—	8,438	13,016	1,995
Gain on divestiture of Qinyun and related assets****	—	—	6,562	1,006
	11,300	224,255	245,755	37,665

*

A portion of the services purchased comprised of certain Colocation Resources purchased from Wangsu, which are not distinct within the context of the Company’s revenue arrangement with Wangsu. Thus, in accordance with ASC 606-10-32-25, the entire consideration for these Colocation Resources (“Consideration Payable”) is accounted for as a reduction of revenue.

**

Colocation services revenue from Wangsu for the period April 26, 2019 to December 31, 2019 and January 1, 2020 to October 2, 2020 have been presented net of Consideration Payable amounting to RMB70,861 and RMB62,440 (US$9,569), respectively. Wangsu ceased to be a related party of the Company after the completion of IPO.

***

In connection with the IPO, the Company recognized a one-time consulting agreements’ termination expense amounting to RMB50,000 (US$7,663) and RMB11,000 (US$1,686), payable in cash to the Affiliates and the Shareholder Affiliates, respectively.

****

On August 4, 2020, the Group disposed 100% of equity interests of Qinyun for nil consideration as Qinyun was in a net deficit position, of which 99.9% and 0.1% was transferred to the Group’s Chief Executive Officer, Mr. Jing Ju and a third-party individual, respectively. Subsequently, the Group transferred certain assets to Qinyun for cash consideration of RMB64,000, which is recorded in due from related party, as a noncash investing activity in consolidated statements of cash flows. The gain resulting from the divestiture of Qinyun and related assets transfer was RMB6,562 (US$1,006).

c)	The Group had the following related party balances at the end of the year:

13. RELATED PARTY TRANSACTIONS (Continued)

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Company Affiliates	88,929	64,093	9,823
Amounts due to related parties:
Company Affiliates	29,275	—	—
Affiliates	22,890	490	75
Shareholder Affiliates	8,022	36,978	5,667
	60,187	37,468	5,742

All the balances with related parties as of December 31, 2019 and 2020 were unsecured. All outstanding balances are also repayable on demand unless otherwise disclosed. No allowance for doubtful accounts was recognized for the amount due from related parties for the years ended December 31, 2019 and 2020.